RELATED-PARTY BALANCES AND TRANSACTIONS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Short-term benefits for employees and officers	R$ 62,478	R$ 52,001	R$ 46,747
Post-employment benefits	450	266	192
Total compensation of personnel	R$ 62,928	R$ 52,267	R$ 46,939